DEBT (Tables)	12 Months Ended
Dec. 31, 2020
DEBT
Schedule of short-term and long-term debt

The short-term and long-term debt as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Short-term debt:
Long-term bank borrowings, current portion	3,953	251
Short-term bank borrowings	1,256	851
Convertible senior notes, current portion	3,290	—
FF&E liability, current portion	—	40
Total	8,499	1,142

Long-term debt:
Long-term bank borrowings, non-current portion	8,084	4,384
Convertible senior notes, non-current portion	—	6,318
FF&E liability, non-current portion	—	135
Others	—	19
Total	8,084	10,856

Schedule of contractual maturities of the group's long-term debt

The contractual maturities of the Group’s debt as of December 31, 2020 were as follows:

Year Ending December 31,	Principle Amounts
2021	1,142
2022	6,985
2023	396
2024	3,505
2025	51
Thereafter	54
Total	12,133